DEBT (Details Narrative) - USD ($) $ in Millions		9 Months Ended
	Nov. 04, 2021	Sep. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Line of credit interest rate		8.22%	8.23%
SAUDI ARABIA
Short-Term Debt [Line Items]
Line of credit interest rate		8.76%	8.58%
Minimum [Member]
Short-Term Debt [Line Items]
Line of credit interest rate	2.60%
Maximum [Member]
Short-Term Debt [Line Items]
Line of credit interest rate	3.00%
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit	$ 80.0
Line of credit, maturity date	Nov. 04, 2025
Working capital facility		$ 325.0	$ 325.0
Withdrawn term loan		14.1	10.0
Working capital borrowing capacity		$ 65.9	70.0
Revolving Credit Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		1.25%
Revolving Credit Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		1.50%
Revolving Credit Facility [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	$ 350.0
Term Loan [Member]
Short-Term Debt [Line Items]
Withdrawn term loan		$ 338.6	387.0
Secured Facilities Agreement [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	860.0
Term loan	$ 430.0
Debt Instrument, maturity date	Nov. 04, 2027
Working capital borrowing capacity		99.7	146.4
Utilized working capital		$ 225.3	$ 178.6
Debt covenants description		The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.